Notes to consolidated statement of profit and loss and other comprehensive income - Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to consolidated statement of profit and loss and other comprehensive income
Short-term employee benefits - Salaries	€ 18,617	€ 12,149	€ 8,527
Short-term employee benefits - Social Security	2,213	1,504	1,027
Post-employment benefits	441	291	175
Termination benefits	96	8	86
Share-based payment	18,527	3,985	2,849
Employer social security contributions stock options	4,918	5,281	436
Total employee benefits expense	€ 44,812	€ 23,218	€ 13,100